Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	SEI INSTITUTIONAL INTERNATIONAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000835597
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2012
SIT INTERNATIONAL EQUITY FUND (First Prospectus Summary) | SIT INTERNATIONAL EQUITY FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEITX
SIT EMERGING MARKETS EQUITY FUND (First Prospectus Summary) | SIT EMERGING MARKETS EQUITY FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIEMX
SIT INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | SIT INTERNATIONAL FIXED INCOME FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEFIX
SIT EMERGING MARKETS DEBT FUND (First Prospectus Summary) | SIT EMERGING MARKETS DEBT FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SITEX
SIT INTERNATIONAL EQUITY FUND (Second Prospectus Summary) | SIT INTERNATIONAL EQUITY FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEEIX
SIT INTERNATIONAL EQUITY FUND (Third Prospectus Summary) | SIT INTERNATIONAL EQUITY FUND | CLASS G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIT EMERGING MARKETS EQUITY FUND (Second Prospectus Summary) | SIT EMERGING MARKETS EQUITY FUND | CLASS G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SIT EMERGING MARKETS DEBT FUND (Second Prospectus Summary) | SIT EMERGING MARKETS DEBT FUND | CLASS G
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A